Premises and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9.64	$ 10.70	$ 9.58